Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Numerator:
Profit after tax	$ 137,308	$ 132,101	$ 102,617
Denominator:
Basic weighted average ordinary shares outstanding	48,252,095	48,891,004	49,765,672
Dilutive impact of equivalent share-based options and RSUs	2,625,674	2,357,573	2,343,077
Diluted weighted average ordinary shares outstanding	50,877,769	51,248,577	52,108,749